INCOME TAXES, Deferred Tax Assets and Liabilities (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 4,325,136	$ 3,548,246	$ 2,413,163
Valuation allowance	(4,325,136)	(3,548,246)	(2,413,163)
Deferred tax asset net	0	0	0
Non-capital Tax Loss Carry Forwards [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	4,311,488	3,440,372	2,260,154
Non-capital Tax Loss Carry Forwards [Member] | Canada [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	15,968,000
Other [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	0	64,347	109,482
Share Issuance Costs [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 13,648	$ 43,527	$ 43,527